Annual Total Returns (Vanguard Extended Market Index Fund - Investor Shares Retail) (Vanguard Extended Market Index Fund, Vanguard Extended Market Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Annual Total Return
2012	18.31%
2011	(3.73%)
2010	27.37%
2009	37.43%
2008	(38.73%)
2007	4.33%
2006	14.27%
2005	10.29%
2004	18.71%
2003	43.43%